CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical)	9 Months Ended
Sep. 30, 2020 USD ($)
Consolidated Statements of Stockholders' Equity
Issuance costs	$ 285,468
Ownership percentage acquired	49.00%